Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of company’s liabilities measured at fair value on a recurring basis into the fair value hierarchy
Description	Level 1	Level 2	Level 3
Derivative	$—	$—	$76,423
Total	$—	$—	$76,423

Description	Level 1	Level 2	Level 3
Derivative	$—	$—	$290,712
Total	$—	$—	$290,712

Description	Level 1	Level 2	Level 3
Derivative	$-	$-	$290,712
Total	$-	$-	$290,712

Description	Level 1	Level 2	Level 3
Derivative	$-	$-	$700,719
Total	$-	$-	$700,719